OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 1,491	$ 1,501
Prepaid expenses	778	1,037
Advances to suppliers	3,312	4,587
Other receivables	823	33
Total	$ 6,404	$ 7,158